Derivatives (Schedule Of Interest Rate Swap Derivative Financial Instruments) (Details) - Cash Flow Hedging [Member] - Interest Rate Swaps [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 300.0	$ 300.0
Remaining Years	1 year 7 months 6 days	2 years 7 months 6 days